EMPLOYEE BENEFIT PLANS, Management Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Millions	5 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Dec. 06, 2019
Employee Benefit Plans [Abstract]
Percentage of stock in MIP from total shares outstanding	4.00%	4.00%			5.00%
Computation of Stock-based Compensation Expense for Stock Option Grants Issued [Abstract]
Weighted average exercise price of options granted (in dollars per share)			$ 16.21
Stock-based compensation expense related to MIP	$ 2.4
Weighted average period to recognize stock based compensation expense	4 years
Vesting period of awards	4 years
Options exercised (in shares)			174,578
Options forfeited (in shares)	0
Awards vested (in shares)	19,693
Common Stock
Employee Benefit Plans [Abstract]
Share reserve of the MIP (in shares)	473,218	473,218			699,890
Computation of Stock-based Compensation Expense for Stock Option Grants Issued [Abstract]
Stock awards forfeited (in shares)	0
Stock awards expired (in shares)	0
Preferred Stock
Employee Benefit Plans [Abstract]
Share reserve of the MIP (in shares)	284,358	284,358			323,664
Computation of Stock-based Compensation Expense for Stock Option Grants Issued [Abstract]
Dividend yield		0.00%
Weighted average exercise price of options granted (in dollars per share)		$ 36.37
Weighted average grant-date fair value of options granted (in dollars per share)		$ 59.52
Preferred Stock | Minimum
Computation of Stock-based Compensation Expense for Stock Option Grants Issued [Abstract]
Risk free interest rate		1.61%
Expected life (years)		3 years
Volatility		45.00%
Preferred Stock | Maximum
Computation of Stock-based Compensation Expense for Stock Option Grants Issued [Abstract]
Risk free interest rate		1.66%
Expected life (years)		4 years
Volatility		47.00%
Stock Options
Computation of Stock-based Compensation Expense for Stock Option Grants Issued [Abstract]
Risk free interest rate			2.76%	1.78%
Expected life (years)			5 years	5 years
Volatility			62.80%	56.10%
Dividend yield		0.00%	0.00%	3.98%
Weighted average exercise price of options granted (in dollars per share)		$ 36.37
Weighted average grant-date fair value of options granted (in dollars per share)		$ 13.00	$ 6.71	$ 2.53
Stock-based compensation expense related to MIP	$ 0.4
Unrecognized stock based compensation expense	$ 3.8	$ 3.8
Shares of unvested stock awards (in shares)	267,771	267,771
Options exercised (in shares)	0
Options expired (in shares)	0
Options exercisable (in shares)	2,592	2,592
Exercisable price (in dollars per share)	$ 15.43	$ 15.43
Stock Options | Minimum
Computation of Stock-based Compensation Expense for Stock Option Grants Issued [Abstract]
Risk free interest rate		1.61%
Expected life (years)		3 years
Volatility		44.00%
Stock Options | Maximum
Computation of Stock-based Compensation Expense for Stock Option Grants Issued [Abstract]
Risk free interest rate		1.91%
Expected life (years)		10 years
Volatility		45.00%
Stock Options | Common Stock
Employee Benefit Plans [Abstract]
Stock options granted under the MIP (in shares)		267,771
Stock Options | Preferred Stock
Employee Benefit Plans [Abstract]
Stock options granted under the MIP (in shares)		113,081
Computation of Stock-based Compensation Expense for Stock Option Grants Issued [Abstract]
Stock-based compensation expense related to MIP	$ 0.3
Options exercised (in shares)	0
Options expired (in shares)	0
Options exercisable (in shares)	0	0
Awards vested (in shares)	52,649
Restricted Stock
Computation of Stock-based Compensation Expense for Stock Option Grants Issued [Abstract]
Stock-based compensation expense related to MIP	$ 0.8
Unrecognized stock based compensation expense	$ 7.1	$ 7.1
Shares of unvested stock awards (in shares)	313,681	313,681
Stock awards forfeited (in shares)	0
Stock awards expired (in shares)	0
Restricted Stock | Common Stock
Employee Benefit Plans [Abstract]
Shares of restricted stock awarded (in shares)		313,681
Average grant date fair value (in dollars per share)		$ 25.50
Restricted Stock | Preferred Stock
Employee Benefit Plans [Abstract]
Shares of restricted stock awarded (in shares)		188,869
Average grant date fair value (in dollars per share)		$ 89.99
Computation of Stock-based Compensation Expense for Stock Option Grants Issued [Abstract]
Stock-based compensation expense related to MIP	$ 0.9